Retirement benefits - Projected future benefit payments (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of defined benefit plans [line items]
Defined benefit pension plans	$ 1,987
Not later than one year [member]
Disclosure of defined benefit plans [line items]
Defined benefit pension plans	28
Later than one year and not later than two years [member]
Disclosure of defined benefit plans [line items]
Defined benefit pension plans	28
Later than two years and not later than five years [member]
Disclosure of defined benefit plans [line items]
Defined benefit pension plans	101
Later than five years [member]
Disclosure of defined benefit plans [line items]
Defined benefit pension plans	$ 1,830